Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets		¥ 37,278	¥ 50,445
Operating lease contracts, non- cancelable lease terms		30 years
Operating Lease Assets Other than Real Estate
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 6,047	¥ 14,234
Real Estate Asset
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 4,636	¥ 23,044